Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Admissions	$ 427,212	$ 398,610	$ 339,593
Concessions and other	262,717	236,225	194,320
Total operating revenues	689,929	634,835	533,913
Operating costs and expenses:
Film exhibition costs	235,457	220,260	184,108
Concession costs	30,310	29,052	23,020
Salaries and benefits	91,954	82,985	70,039
Theatre occupancy costs	86,876	66,651	55,982
Other theatre operating costs	121,025	100,800	82,936
General and administrative expenses	32,268	25,838	24,547
Lease termination charges		3,063
Severance agreement charges		253	473
Depreciation and amortization	49,234	42,378	33,273
(Gain) loss on sale of property and equipment	(1,451)	275	968
Impairment of long-lived assets	3,212	3,726	4,227
Total operating costs and expenses	648,885	575,281	479,573
Operating income	41,044	59,554	54,340
Interest expense	51,707	49,546	36,004
Loss on extinguishment of debt			4,961
(Loss) income before income tax and income from unconsolidated affiliates	(10,663)	10,008	13,375
Income tax (benefit) expense	(1,407)	6,104	(80,904)
Income from unconsolidated affiliates	366	1,643	1,204
(Loss) income from continuing operations	(8,890)	5,547	95,483
(Loss) income from discontinued operations (Note 13)	(52)	206	825
Net (loss) income	$ (8,942)	$ 5,753	$ 96,308
Weighted average shares outstanding:
Basic	23,392	19,540	15,761
Diluted	23,392	20,051	16,086
(Loss) income per common share (Basic):
(Loss) income from continuing operations	$ (0.38)	$ 0.28	$ 6.06
(Loss) income from discontinued operations		$ 0.01	$ 0.05
Net (loss) income	$ (0.38)	$ 0.29	$ 6.11
(Loss) income per common share (Diluted):
(Loss) income from continuing operations	$ (0.38)	$ 0.28	$ 5.94
(Loss) income from discontinued operations		$ 0.01	$ 0.05
Net (loss) income	$ (0.38)	$ 0.29	$ 5.99